John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio Annual Total Returns	12 Months Ended
Dec. 31, 2024
John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio | N/A
Prospectus [Line Items]
Annual Return [Percent]	4.85%